Note 1 - Basis of Presentation and General Information (Details) - Charterers Percentage of Revenue	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Charterer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	13.00%
Charterer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		11.00%	12.00%